B6 Customer contract related balances	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
B6 Customer contract related balances

Customer contract related balances

	2025	2024

Customer finance credit	1,090	4,522

Trade receivables 1)	40,327	44,151

Contract assets	7,333	6,924

Contract liabilities	36,867	41,229

Deferred sales commissions 2)	954	1,195

1)	Total trade receivables include SEK 144 (177) million relating to associated companies.
2)
Of the total Deferred sales commissions balance SEK 506 (491) million is current. The non-current
balance is presented within Other financial assets,
non-current
(see note F3 ”Financial assets,
non-current”)
and the current balance is presented within Other current receivables (see note B7 ”Other current receivables”).

Deferred sales commissions amortized in the year is SEK 610 (571) million.
For information about credit risk and impairment of customer contract related balances, see note F1, ”Financial risk
management”.
Revenue recognized in the period

	2025	2024

Revenue recognized relating to the opening contract liability balance	30,249	23,980

Revenue recognized relating to performance obligations satisfied, or partially satisfied, in prior reporting periods	780	138
Transaction price allocated to the remaining performance obligations

	2025	2024

Aggregate amount of transaction price allocated to unsatisfied, or partially unsatisfied, performance obligations	122,539	134,199
The Company expects that the transaction price allocated to the remaining performance obligations will be converted into revenue in accordance with the following estimates: 71% in 2026, 19% in 2027 and the remaining 10% in 2028 and beyond.